MANAGEMENT OF FINANCIAL RISKS - Summary Of Exchange Rates Fluctuations On Financial Assets And Liabilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Financial liabilities	€ 15,396		€ 16,644	€ 1,421
Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Financial assets	45,212	$ 51,208
Cash and cash equivalents	22,332	25,294
Financial liabilities	14,709	$ 16,659
Depreciation o0f USD By 1% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(448)
Impact of changes in USD on cash and cash equivalents	(221)
Impact of changes in USD on financial liabilities	(146)
Depreciation Of USD By 5% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(2,153)
Impact of changes in USD on cash and cash equivalents	(1,063)
Impact of changes in USD on financial liabilities	(700)
Depreciation Of USD By 10% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(4,110)
Impact of changes in USD on cash and cash equivalents	(2,030)
Impact of changes in USD on financial liabilities	€ (1,337)